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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 033-85014

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT

                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2006


                           POLARIS II VARIABLE ANNUITY
                         POLARIS CHOICE VARIABLE ANNUITY
                 WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY
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THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE THIRD PARAGRAPH UNDER THE
SUBHEADING TITLED "WHAT IS MARKETLOCK?" LOCATED IN THE "MARKETLOCK" SECTION OF THE PROSPECTUS.

"The feature does NOT guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary."




Dated: August 1, 2006


                Please keep this Supplement with your Prospectus


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